Reportable Segments - Schedule of Segment Reporting, Information on Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Total revenue	$ 199,299	$ 151,704
Total long-lived assets	426,064		$ 419,307
Total operating income	18,515	20,108
Production Services [Member]
Total revenue	133,190	92,113
Total long-lived assets	297,283		290,765
Total operating income	21,328	21,322
Drilling and Evaluation Services [Member]
Total revenue	66,109	59,591
Total long-lived assets	11,758		115,241
Total operating income	7,868	5,479
Total Reportable Segments [Member]
Total long-lived assets	415,041		406,006
Total operating income	29,196	26,801
Unallocated Expenses [Member]
Total operating income	(10,681)	$ (6,693)
Unallocated Assets [Member]
Total long-lived assets	$ 11,023		$ 13,301